RELATED PARTY TRANSACTIONS - Note Payable (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2022	Dec. 31, 2020	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction
Number of share sold or issued on closing of Public Offering			0
Value of shares issued			$ 451,603
Chief Executive Officer
Related Party Transaction
Due to related parties				$ 0	$ 25,000
Chief Executive Officer | Series A preferred stock
Related Party Transaction
Number of share sold or issued on closing of Public Offering	1	1
Value of shares issued	$ 25,000	$ 25,000
Notes Payable, Other Payables | Chief Executive Officer | Note Payable, Chief Executive Officer
Related Party Transaction
Aggregate principal amount				$ 140,928		$ 299,489